S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 04, 2025
spac [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, sell or otherwise dispose of any units, Class A ordinary shares, founder shares (and any Class A ordinary shares issuable upon conversion thereof), private placement warrants (and Class A ordinary shares issued upon conversion or exercise thereof) or any securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares, as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Units, Class A ordinary shares, founder shares (and any Class A ordinary shares issuable upon conversion thereof), private placement warrants (and Class A ordinary shares issued upon conversion or exercise thereof) or any securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares

	180 days after the effective date of the registration statement of which this prospectus forms a part	Our directors, officers and our sponsor

Transfers permitted (i) with the prior written consent of Cohen & Company, (ii) in relation to forfeiture of any founder shares pursuant to their terms, (iii) for any transfer of founder shares to any current officer or current or future independent director of the Company (as long as such current officer or current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer), (iv) for any transfer of founder shares to a bona fide forward purchaser

Founder shares (and any Class A ordinary shares issuable upon conversion thereof)

The earlier of (A) 180 days after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share

Our directors, officers and our sponsor

Transfer permitted (i) to the Company’s directors or officers, any affiliates or family members of any of the Company’s directors or officers, any direct or indirect members of our sponsor or any affiliates of our sponsor; (ii) in the case of an individual, (a) as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (b) by virtue of laws of descent and distribution upon death of such person, and (c) pursuant to a qualified domestic relations order; (iii) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property originally purchased; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (v) in the event of our liquidation prior to our consummation of our initial business combination; or (vi) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (i) through (iv) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private placement warrants (and any Class A ordinary shares issuable upon conversion or exercise thereof)	30 days after the completion of our initial business combination	Our directors, officers and our sponsor

Transfer permitted (i) to the Company’s directors or officers, any affiliates or family members of any of the Company’s directors or officers, any direct or indirect members of our sponsor or any affiliates of our sponsor; (ii) in the case of an individual, (a) as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (b) by virtue of laws of descent and distribution upon death of such person, and (c) pursuant to a qualified domestic relations order; (iii) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

company agreement upon dissolution of our sponsor, (v) in the event of our liquidation prior to our consummation of our initial business combination; or (vi) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (i) through (iv) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
Investment and Business Opportunities [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities that may be appropriate for presentation to us as well as the other entities of which they are also officers or directors. Our management may be required to present such business opportunities to such entities before presenting such opportunity to us.

Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. However, they will be entitled to redemption rights and liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) 180 days after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because members of our management team and our directors own or will own, directly or indirectly, founders shares and/or private placement warrants following this offering which securities will be worthless if we fail to complete a business combination, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.